Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 3,478	$ 4,842
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	27,800	41,400
Tax loss carried forward, no expiration date	27,300	39,900
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 3,500	$ 4,800